BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details) $ in Millions, ₽ in Billions		1 Months Ended			6 Months Ended
	Mar. 09, 2022 RUB (₽)	Apr. 30, 2022 USD ($) loan	Feb. 28, 2022 USD ($)	Feb. 28, 2022 RUB (₽)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	[1]	Aug. 04, 2022 employee	Apr. 30, 2022 RUB (₽)	Mar. 31, 2021 USD ($)
Disclosure of voluntary change in accounting policy [line items]
Undrawn borrowing facilities					$ 163
Repayments of debt					1,658	$ 700
Revolving credit facility
Disclosure of voluntary change in accounting policy [line items]
Undrawn borrowing facilities					$ 82
Facility amount										$ 1,250
Sberbank and Alfa Bank
Disclosure of voluntary change in accounting policy [line items]
Number of group level loans | loan		2
Facility amount		$ 1,112							₽ 90
VTB Bank bilateral term loan
Disclosure of voluntary change in accounting policy [line items]
Tenor	7 years
Repayments of debt	₽ 30		$ 396	₽ 30
Ukraine and Russia | Ongoing conflict between Russia and Ukraine
Disclosure of voluntary change in accounting policy [line items]
Number of employees | employee								32,000

[1]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).